Property and equipment (Details Narrative) - USD ($)	3 Months Ended			11 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Depreciation expense	$ 12,885	$ 11,425	$ 4,530	$ 5,675	$ 34,828	$ 26,035	$ 8,090
Research and development equipment [Member]
Fixed assets	$ 6,505